Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

NOTE 7 - CASH AND CASH EQUIVALENTS

	December 31,
	2025	2024

Gross cash and cash equivalents	4,596,270	3,565,398
Less - segregated users’ funds (see Note 13)	(3,523,629)	(2,990,003)
Cash and cash equivalents	1,072,641	575,395